Selected Operating Expenses and Additional Information - Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector (Detail)	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	13,225	10,636	9,890
Customer Support [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,949	2,538	2,478
SG&A [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	1,098	869	723
Industrial Engineering [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	785	637	420
Manufacturing & Logistics [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	3,658	2,856	2,852
R&D [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	4,735	3,736	3,417
Temporary FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	2,865	2,139	1,935
Payroll FTEs [Member]
Personnel Employed Per Sector [Line Items]
Total employees (in FTEs)	10,360	8,497	7,955